FIDELITY
REAL ESTATE HIGH INCOME
FUND

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity graphic logos)(registered trademark)

CONTENTS

PERFORMANCE           3   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy  and
                          outlook.

INVESTMENTS           6   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  10  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 12  Notes to the financial
                          statements.




Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON THE FUND, INCLUDING CHARGES AND EXPENSES, CALL JEFF GANDEL AT 617-563-6414 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

Fidelity Real Estate High    5.99%          -1.61%       88.53%
Income

ML High Yield Master         1.99%          1.63%        58.56%

High Current Yield Funds     3.32%          -1.70%       n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on January 5, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 320 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

Fidelity Real Estate High      -1.61%       15.49%
Income

ML High Yield Master           1.63%        11.04%

High Current Yield Funds       -1.70%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER LIFE OF FUND

             Real Estate High Inc        ML High Yield Master
             00671                       ML002
  1995/01/05     100000.00                   100000.00
  1995/01/31     100918.56                   101255.38
  1995/02/28     104093.12                   104414.67
  1995/03/31     105430.21                   105867.78
  1995/04/30     107058.44                   108346.52
  1995/05/31     111364.63                   111731.51
  1995/06/30     112854.47                   112584.91
  1995/07/31     113387.98                   113872.01
  1995/08/31     115807.97                   114563.12
  1995/09/30     117769.89                   115873.84
  1995/10/31     118684.60                   116695.22
  1995/11/30     120329.56                   117834.33
  1995/12/31     121432.24                   119725.79
  1996/01/31     122861.39                   121616.64
  1996/02/29     122234.55                   121799.75
  1996/03/31     122094.38                   121468.97
  1996/04/30     123181.86                   121523.99
  1996/05/31     123858.23                   122400.40
  1996/06/30     126275.58                   123135.66
  1996/07/31     127320.62                   123971.65
  1996/08/31     127913.11                   125251.90
  1996/09/30     132066.15                   127939.25
  1996/10/31     138261.78                   129341.38
  1996/11/30     142842.15                   131956.29
  1996/12/31     143581.99                   132971.66
  1997/01/31     147776.98                   133993.56
  1997/02/28     151913.15                   135873.22
  1997/03/31     152800.96                   134364.15
  1997/04/30     158792.49                   135893.43
  1997/05/31     160484.33                   138597.25
  1997/06/30     163908.63                   140742.72
  1997/07/31     170965.79                   144120.25
  1997/08/31     170997.49                   143795.99
  1997/09/30     176137.46                   146251.11
  1997/10/31     177153.54                   147221.71
  1997/11/30     180300.26                   148540.21
  1997/12/31     182230.32                   150025.34
  1998/01/31     184570.38                   152223.03
  1998/02/28     185221.01                   152888.03
  1998/03/31     188396.33                   154205.59
  1998/04/30     190199.08                   154938.05
  1998/05/31     191620.34                   155940.37
  1998/06/30     190723.90                   156789.42
  1998/07/31     190878.81                   157683.54
  1998/08/31     186214.13                   150879.36
  1998/09/30     183925.92                   151180.30
  1998/10/31     175782.23                   148658.35
  1998/11/30     177871.78                   155469.06
  1998/12/31     180387.76                   155520.67
  1999/01/31     183893.19                   156983.41
  1999/02/28     181524.24                   155860.47
  1999/03/31     183839.18                   157203.53
  1999/04/30     187907.82                   159662.37
  1999/05/28     188526.41                   158554.97
IMATRL PRASUN   SHR__CHT 19990531 19990615 084300 R00000000000056

$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity Real Estate High Income Fund on January 5, 1995, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $188,526 - an 88.53% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $100,000 investment would have grown to $158,555
- a 58.56% increase.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,                  JANUARY 5, 1995 (COMMENCEMENT
                                                                                      OF OPERATIONS) TO NOVEMBER 30,

                  1999                      1998                      1997    1996    1995

Dividend returns  6.93%                     9.74%                     15.17%  9.59%   9.93%

Capital returns   -0.94%                    -11.09%                   11.05%  9.12%   10.40%

Total returns     5.99%                     -1.35%                    26.22%  18.71%  20.33%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS

PERIODS ENDED MAY 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share         8.15(cents)   64.80(cents)   116.21(cents)

Annualized dividend rate    10.04%        13.62%         11.63%

30-day annualized yield     12.17%        -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.56 over the past one month, $9.54 over the past six months and $9.99 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

(photograph of Mark Snyderman)

An interview with Mark Snyderman, Portfolio Manager of Fidelity Real Estate High Income Fund

Q. HOW DID THE FUND PERFORM, MARK?

A. For the six-month period that ended May 31, 1999, the fund posted a total return of 5.99%. During the same period, the Merrill Lynch High Yield Master Index - a broad measure of the high-yield bond market - returned 1.99%, while the high current yield funds average tracked by Lipper Inc. returned 3.32%. For the 12 months that ended May 31, 1999 the fund returned -1.61%, while the Merrill Lynch index and the Lipper average returned 1.63% and -1.70%, respectively.

Q. WHAT FACTORS ALLOWED THE FUND TO OUTPERFORM THE INDEX AND THE
LIPPER AVERAGE DURING THE PERIOD?

A. There were a number of factors that contributed to fund performance. The yield spread on commercial mortgage-backed securities
(CMBS) relative to Treasuries tightened during the period, demonstrating that investors were willing to venture back into the high-yield real estate market. The supply of new issues declined in response to increasing interest rates, while demand increased early in the period because the high-yield CMBS market appeared to be undervalued, relative to other sectors. In addition to a narrowing yield spread between CMBS and Treasuries, the fund benefited from a shorter duration in a rising interest-rate environment. Finally, good security selection resulting from in-depth credit analysis enabled me to purchase bonds with higher-than-average credit appreciation potential.

Q. YOU MENTIONED HOW THE MARKET FOR COMMERCIAL MORTGAGE-BACKED
SECURITIES IMPROVED OVER THE PAST SIX MONTHS. WERE THERE ANY OTHER REASONS FOR THE MARKET'S REBOUND?

A. In the previous report, I discussed how an unusual supply and demand imbalance occurred when some of the biggest buyers of high-yield mortgage securities left the market. These buyers became sellers because they were over-leveraged with debt and, once the market turned down, their situation worsened. This dislocation in the market resulted in a significant drop in demand and yield spreads widened dramatically for CMBS. Over the past six months, however, investors began to recognize the opportunities and values this unusual event created and they slowly returned to the market as buyers. With the increase in demand we experienced during the period, CMBS yield spreads tightened and prices increased.

Q. DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND OR YOUR STRATEGY DURING THE PERIOD?

A. Not really. Early in the period, I positioned the portfolio appropriately to take advantage of opportunities in the CMBS market, and this worked out well for the fund. Similar to what I mentioned in my report six months ago, after the dramatic sell-off in the CMBS sector I continued to take the opportunity to increase the fund's exposure to higher-rated securities that offered attractive values and total return potential. While I would prefer to lengthen the fund's average duration in order to be closer to the high-yield market's average duration, I kept the fund's overall duration shorter than the market because the better securities from a credit point of view have been those with shorter maturities.

Q. WHICH HOLDINGS CONTRIBUTED TO FUND PERFORMANCE AND WHICH WERE
DETRACTORS?

A. The fund's CMBS holdings issued by LB Multifamily Mortgage 91-4, Structured Asset Securities Corp. 93 and GAFCO provided a positive contribution to the fund's return. In each case, the cash flows of the underlying properties, and therefore the credit quality of the mortgages, continued to perform better than the market expected. On the negative side, LTC Properties, a health care real estate investment trust that owns mortgages and sale-leasebacks, did not perform well, as the market continued to worry about upcoming Medicare legislation that could adversely affect payments to health care providers.

Q. WHAT'S YOUR OUTLOOK IN THE COMING MONTHS?

A. We should continue to expect volatility in the returns of the high-yield real estate market as compared to the high-yield corporate market, since it has fewer buyers and sellers. On the other hand, I think there is some room for CMBS yield spreads to tighten relative to Treasuries and comparably rated corporate bonds. While CMBS yields narrowed during the period, they did not tighten as dramatically as the corporate bond market, which indicates to me that there are still opportunities in the high-yield mortgage market. Longer term, the key to outperforming the market in any environment depends upon intensive credit analysis that uncovers the best opportunities for the fund. That's where I'll focus my efforts.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to provide high current income by investing primarily in real estate-related instruments, with an emphasis on lower-quality issues
START DATE: January 5, 1995
SIZE: as of May 31, 1999, more than $103 million
MANAGER: Mark Snyderman, since inception; joined
Fidelity in 1994
(checkmark)

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 17.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 5.8%

CONSTRUCTION & REAL ESTATE -
3.6%

REAL ESTATE INVESTMENT TRUSTS
- 3.6%

Rockefeller Center                -         $ 4,500,000                    $ 3,712,500
Properties, Inc. 0% 12/31/00

MEDIA & LEISURE - 2.2%

LODGING & GAMING - 2.2%

Capstar Hotel Co.  4.75%          B1         2,250,000                      1,732,500
10/15/04

ShoLodge, Inc. 7.5% 5/1/04        Caa1       972,000                        558,900

                                                                            2,291,400

TOTAL CONVERTIBLE BONDS                                                     6,003,900

NONCONVERTIBLE BONDS - 11.2%

CONSTRUCTION & REAL ESTATE -
5.2%

REAL ESTATE - 3.9%

Crescent Real Estate Equities     Ba1        1,850,000                      1,605,190
LP 7.5% 9/15/07 (d)

LNR Property Corp.:

9.375% 3/15/08                    B1         2,075,000                      1,986,813

10.5% 1/15/09                     B1         430,000                        433,225

                                                                            4,025,228

REAL ESTATE INVESTMENT TRUSTS
- 1.3%

Ocwen Asset Investment Corp.      -          1,545,000                      1,328,700
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                   5,353,928
ESTATE

FINANCE - 0.5%

SAVINGS & LOANS - 0.5%

Wilshire Financial Services       -          2,000,000                      500,000
Group, Inc. 13% 1/1/04 (e)

MEDIA & LEISURE - 5.5%

LODGING & GAMING - 5.5%

Courtyard by Marriott II          B-         1,700,000                      1,746,750
LP/Courtyard II Finance Co.
10.75% 2/1/08

ITT Corp.:

6.75% 11/15/05                    Ba1        4,080,000                      3,651,600

7.375% 11/15/15                   Ba1        50,000                         43,707

ShoLodge, Inc. 9.75% 11/1/06      B3         420,000                        260,400

                                                                            5,702,457

TOTAL NONCONVERTIBLE BONDS                                                  11,556,385

TOTAL CORPORATE BONDS                                                       17,560,285
(Cost $19,542,719)

ASSET-BACKED SECURITIES - 1.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Saxon Asset Securities Trust:

8% 12/25/27 (c)                   BB        $ 1,000,000                    $ 891,758

8.6% 12/25/27 (c)                 B          863,000                        518,318

TOTAL ASSET-BACKED SECURITIES                                              1,410,076
(Cost $1,435,139)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.2%



PRIVATE SPONSOR - 4.2%

Credit-Based Asset Servicing
and Securitization LLC
Series 1997 2:

Class 2-B, 7.1977% 12/29/25       Ba3        777,195                        324,479
(c)(d)

Class 2-C, 7.1977% 12/29/25       B3         2,550,000                      541,875
(FRN) (c)(d)

DLJ Mortgage Acceptance Corp.
Series 1996-TD:

Class C, 6.8799% 9/29/23          B3         607,454                        461,475
(c)(d)

Class D, 6.6697% 9/29/23          -          923,342                        142,541
(c)(d)

GE Capital Mortgage Services,
Inc.  Series 1998-7:

Class B4, 6.5% 4/25/13 (c)        -          330,075                        234,972

Class B5, 6.5% 4/25/13 (c)        -          247,559                        59,414

G3 Mortgage Reinsurance Ltd.      B2         2,800,000                      2,540,125
Series 1  Class D, 11.4125%
5/25/08 (c)(d)

TOTAL COLLATERALIZED                                                        4,304,881
MORTGAGE OBLIGATIONS
(Cost $4,731,441)

COMMERCIAL MORTGAGE
SECURITIES - 59.2%



ACP Mortgage LP floater           B          1,548,620                      1,227,281
Series F, 7.3892% 2/28/28
(c)(d)

Atherton Franchisee Loan
Funding LLP  Series 1998-A:

Class E, 8.25% 5/15/20 (c)        BB         1,500,000                      1,033,594

Class F, 7.44% 8/15/19 (c)        B          2,000,000                      902,188

Bankers Trust REMIC  Trust
1988-1  Series 1998-S1A:

Class G, 7.9375% 11/28/02         Ba2        930,000                        865,772
(c)(d)

Class H, 0% 11/28/02 (FRN)        B3         1,398,154                      1,222,511
(c)(d)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Berkeley Federal Bank & Trust     -         $ 1,400,000                    $ 978,250
FSB Series 1994 Class 1-B
7.6128% 8/1/24 (c)(d)

BKB Commercial Mortgage Trust
Series 1997 C1:

Class F, 8.6583% 4/26/04          B          2,276,000                      2,119,525
(c)(d)

Class G, 8.6583% 4/27/09          CCC        2,141,500                      1,370,560
(c)(d)

Class H, 8.94% 10/25/22 (c)(d)    -          760,975                        152,195

Blaylock Mortgage Capital
Corp. Series 1997 A:

Class B5, 6.425% 10/15/03 (c)     B-         110,000                        74,078

Class B6, 6.425% 10/15/03 (c)     CCC        110,000                        52,216

Class B7, 6.425% 10/15/03 (c)     -          147,000                        48,923

Commercial Mortgage
Acceptance Corp.:

pass through certificates         BB+        2,200,000                      1,347,156
Series 1998-C2 Class F,
5.44% 5/15/13 (c)(d)

Series 1998-C2 Class G, 5.44%     BB         2,500,000                      1,495,313
7/15/13 (c)(d)

CS First Boston Mortgage          -          1,340,195                      1,011,428
Securities Corp. Series
1997-SPICE Class G, 7.2435%
4/20/38 (c)(d)

DLJ Mortgage Acceptance Corp.:

Series 1994 MF11 Class B2,        Ba2        1,000,000                      874,063
8.1% 6/18/04 (c)

Series 1994 MF4 Class C, 8.5%     -          460,000                        364,694
4/18/01 (c)

Series 1994-MF11 Class B3,        B2         1,342,000                      1,057,244
8.1% 6/18/04 (c)

Enterprise Mortgage               -          2,110,000                      1,416,914
Acceptance Co. Series 1998 -
1 Class E, 8.18% 6/15/16 (c)

First Chicago/Lennar Trust I      -          2,800,000                      2,041,375
Series 1997-CHL1 Class E,
8.0984% 4/1/39 (d)

FMAC Loan Receivables Trust:

Series 1997 A Class F,            -          1,382,881                      916,591
8.1087% 4/15/19 (c)(d)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FMAC Loan Receivables Trust:

Series 1997-B:

Class E, 7.8912% 9/15/19          -         $ 1,000,000                    $ 687,813
(c)(d)

Class F, 7.89% 9/15/19 (c)(d)     -          2,176,545                      1,332,454

Series 1997-C Class F,            -          1,121,366                      695,247
8.2652% 12/15/19 (c)(d)

Series 1998 A Class E,            BB         1,500,000                      992,578
7.9278% 9/15/20 (c)(d)

GAFCO Franchisee Loan Trust       -          2,700,000                      2,153,250
Series 1998-1 Class D, 14%
6/1/16 (c)(d)

General Motors Acceptance         Ba3        1,646,000                      1,283,748
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (c)

Kidder Peabody Acceptance
Corp. I:

Series 1993-M3 Class F, 6.5%      B2         2,000,000                      1,861,875
11/25/25 (c)

Series 1994 M1 Class D,           -          842,000                        577,033
8.1284% 7/25/01 (c)(d)

LB Multifamily Mortgage Trust     Caa1       5,621,552                      3,935,081
Series 1991 4 Class A1,
6.9643% 4/25/21 (d)

LTC Commercial Mortgage Pass      BB         800,000                        648,376
Through Certificates Series
1998-1 Class E 7.792%
5/28/30 (c)

Morgan Stanley Capital I,         -          1,156,839                      1,121,773
Inc. Series 1996-MBL1 Class
E, 8.2731% 5/25/21 (c)(d)

Mortgage Capital Funding,         Baa3       750,000                        661,875
Inc. Series 1998-MC3 Class
E, 0% 11/18/31 (d)

Nationslink Funding Corp.         BB         3,500,000                      2,618,438
Commercial Mortgage pass
through certificates Series
1998-2 Class F, 7.105%
8/20/30

Nomura Depositor Trust
floater Series 1998-ST1A:

Class B-2, 9.1525% 1/15/03        -          2,000,000                      1,755,938
(c)(d)

Class B2-A, 9.1525% 2/15/34       -          200,000                        175,594
(c)(d)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class L, 7.9% 11/15/26 (c)        -         $ 2,500,000                    $ 1,298,405

Class M, 7.9% 11/15/26 (c)        -          5,862,000                      756,198

Resolution Trust Corp.:

floater Series 1991 M2 Class      Ba3        2,182,525                      1,876,971
A1, 6.6561% 9/25/20 (d)

Series 1991 M2:

Class A2, 7.1315% 9/25/20 (d)     Ba3        1,332,255                      1,119,094

Class A3, 7.2498% 9/25/20 (d)     Ba3        730,622                        591,804

Structured Asset Securities
Corp.:

Series 1993-C1 Class E, 6.6%      B          3,205,577                      1,923,346
10/25/24 (c)

Series 1994 - C1 Class F,         B          3,250,000                      2,488,027
6.87% 8/25/26

Series 1995-C1:

Class E, 7.375% 9/25/24 (c)       BB         2,350,000                      2,187,244

Class F, 7.375% 9/25/24 (c)       -          2,000,000                      1,547,266

Series 1996 CFL Class H,          B-         2,500,000                      1,659,900
7.75% 2/25/28 (c)

Series 1996-CFL Class G,          B          3,450,000                      3,053,115
7.75% 2/25/28 (c)

Structured Mortgage Trust
Series 1997-2, 7.41% 1/30/06
(WAC)

Class C (c)                       -          950,000                        641,992

Class D (c)                       -          1,200,000                      729,938

TOTAL COMMERCIAL MORTGAGE                                                    60,946,244
SECURITIES
(Cost $61,692,883)

COMPLEX MORTGAGE SECURITIES -
0.0%



INTEREST ONLY - 0.0%

BKB Commercial Mortgage Trust     BBB        10,807,144                     43,229
Series 1997 C1 Class X-1,
0.979% 12/26/01 (c)(d)(f)
(Cost $266,261)



COMMON STOCKS - 7.4%

                                SHARES                          VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
7.4%

REAL ESTATE - 1.2%

Boardwalk Equities, Inc. (a)     70,000                         $ 760,301

Boardwalk Equities, Inc.         3,800                           41,274
(a)(c)

Fortress Investment Corp. (c)    25,000                          421,875

                                                                 1,223,450

REAL ESTATE INVESTMENT TRUSTS
- 6.2%

AMRESCO Capital Trust, Inc.      120,000                         1,200,000

Apex Mortgage Capital, Inc.      11,000                          139,563

Clarion Commercial Holdings,     67,400                          480,225
Inc.  Class A

Imperial Credit Commercial       25,000                          256,250
Mortgage Investment Corp.

LTC Properties, Inc.             208,000                         2,769,000

Northstar Capital Investment     40,000                          635,000
Corp. (a)(c)

Ocwen Asset Investment Corp.     75,000                          407,813

Redwood Trust, Inc.              27,151                          451,385

                                                                 6,339,236

TOTAL CONSTRUCTION & REAL                                        7,562,686
ESTATE

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

LTC Healthcare, Inc. (a)         5,850                           10,238

TOTAL COMMON STOCKS                                               7,572,924
(Cost $9,798,258)

PREFERRED STOCKS - 6.4%



CONVERTIBLE PREFERRED STOCKS
- 3.4%

CONSTRUCTION & REAL ESTATE -
3.4%

REAL ESTATE INVESTMENT TRUSTS
- 3.4%

Innkeepers USA Trust Series      146,500                         2,563,750
A, $2.16

Reckson Associates Realty        39,400                          948,063
Corp. $1.9064

                                                                 3,511,813

NONCONVERTIBLE PREFERRED
STOCKS - 3.0%

CONSTRUCTION & REAL ESTATE -
3.0%

REAL ESTATE INVESTMENT TRUSTS
- 3.0%

Crown America Realty Trust       40,300                          1,936,919
Series A, $5.50

Walden Residential               60,200                          1,188,950
Properties, Inc. $2.30

                                                                 3,125,869

TOTAL PREFERRED STOCKS                                           6,637,682
(Cost $7,204,433)

CASH EQUIVALENTS - 4.4%

                                MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase       $ 4,509,404                     $ 4,507,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.8%,
dated 5/28/99 due 6/1/99
(Cost $4,507,000)

TOTAL INVESTMENT IN                                             $ 102,982,321
SECURITIES - 100%
(Cost $109,178,134)


SECURITY TYPE ABBREVIATIONS

FRN - FLOATING RATE NOTE
WAC - WEIGHTED AVERAGE COUPON

LEGEND

(a) Non-income producing

(b) Standard & Poor's (registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $52,469,914 or 50.6% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        0.0%       AAA, AA, A    0.0%

Baa               0.6%       BBB           0.0%

Ba                11.7%      BB            17.2%

B                 11.8%      B             25.4%

Caa               4.3%       CCC           2.2%

Ca, C             0.0%       CC, C         0.0%

                             D             3.8%

The percentage not rated by Moody's or S&P amounted to 25.7%. FMR has determined that unrated debt securities that are lower quality account for 25.7% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $109,206,320. Net unrealized depreciation aggregated $6,223,999, of which $3,118,019 related to appreciated investment securities and $9,342,018 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                              MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 102,982,321
value (including repurchase
agreements of $4,507,000)
(cost $109,178,134) - See
accompanying schedule

Receivable for investments                 94,989
sold

Receivable for fund shares                 2,947
sold

Dividends receivable                       34,615

Interest receivable                        998,479

 TOTAL ASSETS                              104,113,351

LIABILITIES

Payable to custodian bank       $ 33,424

Payable for investments          343,213
purchased

Accrued management fee           62,736

Other payables and accrued       26,774
expenses

 TOTAL LIABILITIES                         466,147

NET ASSETS                                $ 103,647,204

Net Assets consist of:

Paid in capital                           $ 110,912,154

Distributions in excess of                 (399,651)
net investment income

Accumulated undistributed net              (669,486)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (6,195,813)
(depreciation) on investments

NET ASSETS, for 10,885,164                $ 103,647,204
shares outstanding

NET ASSET VALUE, offering                  $9.52
price and redemption price
per share ($103,647,204
(divided by) 10,885,164
shares)

STATEMENT OF OPERATIONS

                           SIX MONTHS ENDED MAY 31,
                                   1999 (UNAUDITED)

INVESTMENT INCOME                         $ 594,764
Dividends

Interest                                   4,412,026

 TOTAL INCOME                              5,006,790

EXPENSES

Management fee                 $ 336,788

Transfer agent fees             10,893

Accounting fees and expenses    30,076

Non-interested trustees'        276
compensation

Custodian fees and expenses     4,170

Registration fees               8,913

Audit                           19,839

Legal                           693

Miscellaneous                   91

 Total expenses before          411,739
reductions

 Expense reductions             (13,501)   398,238

NET INVESTMENT INCOME                      4,608,552

REALIZED AND UNREALIZED GAIN               (708,448)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   1,217,726
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            509,278

NET INCREASE (DECREASE) IN                $ 5,117,830
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                                 (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 4,608,552                    $ 7,047,514
income

 Net realized gain (loss)         (708,448)                      1,685,401

 Change in net unrealized         1,217,726                      (10,123,790)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       5,117,830                      (1,390,875)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (5,930,729)                    (7,493,833)
From net investment income

 From net realized gain           (1,129,658)                    (6,036,848)

 TOTAL DISTRIBUTIONS              (7,060,387)                    (13,530,681)

Share transactions Net            24,999,999                     24,999,660
proceeds from sales of shares

 Reinvestment of distributions    7,060,387                      13,530,317

 NET INCREASE (DECREASE) IN       32,060,386                     38,529,977
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       30,117,829                     23,608,421
IN NET ASSETS

NET ASSETS

 Beginning of period              73,529,375                     49,920,954

 End of period (including        $ 103,647,204                  $ 73,529,375
under (over) distribution of
net investment income of
$(399,651)  and $922,526,
respectively)

OTHER INFORMATION
Shares

 Sold                             2,613,030                      2,262,960

 Issued in reinvestment of        741,083                        1,248,709
distributions

 Net increase (decrease)          3,354,113                      3,511,669


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED  NOVEMBER 30,

                                 (UNAUDITED)                    1998                       1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.760                        $ 12.420                   $ 11.850  $ 11.040  $ 10.000
period

Income from Investment            .476 D                         1.033 D                    1.124 D   .950 D    .922
Operations Net investment
income

Net realized and unrealized       .082                           (1.136)                    1.594     .970      1.045
gain (loss)

Total from investment             .558                           (.103)                     2.718     1.920     1.967
operations



Less Distributions

From net investment income        (.648)                         (1.117)                    (1.508)   (.930)    (.837)

In excess of net investment       -                              -                          -         -         (.090)
income

From net realized gain            (.150)                         (1.440)                    (.640)    (.180)    -

Total distributions               (.798)                         (2.557)                    (2.148)   (1.110)   (.927)

Net asset value, end of period   $ 9.520                        $ 9.760                    $ 12.420  $ 11.850  $ 11.040

TOTAL RETURN B, C                 5.99%                          (1.35)%                    26.22%    18.71%    20.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 103,647                      $ 73,529                   $ 49,921  $ 57,697  $ 72,429
(000 omitted)

Ratio of expenses to average      .90% A                         .91%                       1.02%     .91%      1.09% A
net assets

Ratio of expenses to average      .87% A, F                      .89% F                     .99% F    .90% F    1.09% A
net assets after expense
reductions

Ratio of net investment           10.04% A                       9.65%                      9.58%     8.72%     9.14% A
income to average net assets

Portfolio turnover rate           22% A                          53%                        80%       53%       49% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JANUARY 5, 1995 (COMMENCEMENT OF OPERATIONS) TO
NOVEMBER 30, 1995.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Real Estate High Income Fund (the fund) is a fund of Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied quotes or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $36,121,919 and $9,404,433, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .60%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,120 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,208 and $8,173 respectively, under these arrangements.

6. BENEFICIAL INTEREST.

At the end of the period, three shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 100%.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Mark P. Snyderman, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

* INDEPENDENT TRUSTEES